Exhibit 99
Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	November 2019
Payment Date	12/16/2019
Transaction Month	25
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,997,343,293.47	78,146		56.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$278,600,000.00	1.47%		November 15, 2018
Class A-2a Notes	$525,100,000.00	1.80%		September 15, 2020
Class A-2b Notes	$215,000,000.00	1.88538%	*	September 15, 2020
Class A-3 Notes	$557,300,000.00	2.01%		March 15, 2022
Class A-4 Notes	$177,380,000.00	2.16%		March 15, 2023
Class B Notes	$55,370,000.00	2.35%		April 15, 2023
Class C Notes	$36,910,000.00	2.50%		May 15, 2024
Total	$1,845,660,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,718,088.32

Principal:
Principal Collections	$23,704,738.54
Prepayments in Full	$11,280,244.65
Liquidation Proceeds	$614,910.67
Recoveries	$67,867.34
Sub Total	$35,667,761.20
Collections	$37,385,849.52

Purchase Amounts:
Purchase Amounts Related to Principal	$208,226.01
Purchase Amounts Related to Interest	$1,188.22
Sub Total	$209,414.23

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$37,595,263.75

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	November 2019
Payment Date	12/16/2019
Transaction Month	25
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$37,595,263.75
Servicing Fee	$640,824.96	$640,824.96	$0.00	$0.00	$36,954,438.79
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$36,954,438.79
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$36,954,438.79
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$36,954,438.79
Interest - Class A-3 Notes	$680,300.70	$680,300.70	$0.00	$0.00	$36,274,138.09
Interest - Class A-4 Notes	$319,284.00	$319,284.00	$0.00	$0.00	$35,954,854.09
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,954,854.09
Interest - Class B Notes	$108,432.92	$108,432.92	$0.00	$0.00	$35,846,421.17
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,846,421.17
Interest - Class C Notes	$76,895.83	$76,895.83	$0.00	$0.00	$35,769,525.34
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$35,769,525.34
Regular Principal Payment	$32,997,217.97	$32,997,217.97	$0.00	$0.00	$2,772,307.37
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,772,307.37
Residual Released to Depositor	$0.00	$2,772,307.37	$0.00	$0.00	$0.00
Total		$37,595,263.75

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$32,997,217.97
Total					$32,997,217.97
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$32,997,217.97	$59.21	$680,300.70	$1.22	$33,677,518.67	$60.43
Class A-4 Notes	$0.00	$0.00	$319,284.00	$1.80	$319,284.00	$1.80
Class B Notes	$0.00	$0.00	$108,432.92	$1.96	$108,432.92	$1.96
Class C Notes	$0.00	$0.00	$76,895.83	$2.08	$76,895.83	$2.08
Total	$32,997,217.97	$17.88	$1,184,913.45	$0.64	$34,182,131.42	$18.52

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	November 2019
Payment Date	12/16/2019
Transaction Month	25

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$406,149,668.86	0.7287810	$373,152,450.89	0.6695720
Class A-4 Notes	$177,380,000.00	1.0000000	$177,380,000.00	1.0000000
Class B Notes	$55,370,000.00	1.0000000	$55,370,000.00	1.0000000
Class C Notes	$36,910,000.00	1.0000000	$36,910,000.00	1.0000000
Total	$675,809,668.86	0.3661615	$642,812,450.89	0.3482832

Pool Information
Weighted Average APR	2.761%	2.752%
Weighted Average Remaining Term	36.15	35.34
Number of Receivables Outstanding	46,335	45,312
Pool Balance	$768,989,954.38	$732,518,161.15
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$714,271,086.99	$680,726,792.12
Pool Factor	0.3850064	0.3667462

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,986,716.47
Yield Supplement Overcollateralization Amount	$51,791,369.03
Targeted Overcollateralization Amount	$89,705,710.26
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$89,705,710.26

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,986,716.47
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,986,716.47
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,986,716.47

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	November 2019
Payment Date	12/16/2019
Transaction Month	25
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		129	$663,673.36
(Recoveries)		99	$67,867.34
Net Loss for Current Collection Period			$595,806.02
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.9297%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5228%
Second Prior Collection Period			0.8568%
Prior Collection Period			0.7474%
Current Collection Period			0.9523%
Four Month Average (Current and Prior Three Collection Periods)			0.7698%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3257	$12,343,877.53
(Cumulative Recoveries)			$1,586,299.38
Cumulative Net Loss for All Collection Periods			$10,757,578.15
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5386%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,789.95
Average Net Loss for Receivables that have experienced a Realized Loss			$3,302.91

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.43%	532	$10,467,337.18
61-90 Days Delinquent	0.16%	53	$1,190,881.15
91-120 Days Delinquent	0.03%	10	$234,592.11
Over 120 Days Delinquent	0.09%	30	$678,371.90
Total Delinquent Receivables	1.72%	625	$12,571,182.34

Repossession Inventory:
Repossessed in the Current Collection Period		28	$742,500.31
Total Repossessed Inventory		42	$1,009,907.80

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1747%
Prior Collection Period			0.1899%
Current Collection Period			0.2052%
Three Month Average			0.1899%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2872%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	November 2019
Payment Date	12/16/2019
Transaction Month	25

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer